UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                                -----
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

/s/  John Grizzetti         New York, New York  February 14, 2011
--------------------------  ------------------  -----------------
/s/ by John Grizzetti with     [City, State]         [Date]
    Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              24
                                            --------------------

Form 13F Information Table Value Total:          $2,908,633
                                            --------------------
                                                 (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                     --------------------------

Column 1                      Column 2         Column 3   Column 4 Column 5                Column 6   Column 7  Column 8
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                                                                                                                 VOTING
                              TITLE OF                     VALUE   SHRS OR      SH/  PUT/  INVESTMENT   OTHER   AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000) PRN AMT      PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
AIRGAS INC                    COM              009363102  150,255  2,405,619    SH         Sole                 2,405,619
ALBERTO-CULVER CO NEW         COM              013078100  111,479  3,009,701    SH         Sole                 3,009,701
ALLIANCE DATA SYSTEMS CORP    COM              018581108  3,372    47,467       SH         Sole                 47,467
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0  37,844   35,000,000   SH         Sole                 35,000,000
AMERICAN INTERNATIONAL GROUP  COM NEW          026874784  80,668   1,400,000    SH         Sole                 1,400,000
BABCOCK & WILCOX CO NEW       COM              05615F102  273,409  10,684,222   SH         Sole                 10,684,222
BP PLC                        SPONSORED ADR    055622104  249,374  5,645,781    SH         Sole                 5,645,781
CIT GROUP INC                 COM NEW          125581801  172,391  3,660,103    SH         Sole                 3,660,103
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109  71,224   5,072,946    SH         Sole                 5,072,946
COMMSCOPE INC                 COM              203372107  132,997  4,260,000    SH         Sole                 4,260,000
DELTA AIR LINES INC DEL       COM NEW          247361702  145      11,487       SH         Sole                 11,487
GOLDEN ENTERPRISES INC        COM              381010107  1,892    556,417      SH         Sole                 556,417
HUBBELL INC.                  CL A             443510102  21,612   381,494      SH         Sole                 381,494
J CREW GROUP INC              COM              46612H402  119,744  2,775,707    SH         Sole                 2,775,707
MBIA INC                      COM              55262C100  17,210   1,435,335    SH         Sole                 1,435,335
MEAD JOHNSON NUTRITION CO     COM              582839106  50,760   815,418      SH         Sole                 815,418
MICROSOFT CORP                COM              594918104  155,184  5,560,152    SH         Sole                 5,560,152
MOTOROLA INC                  COM              620076109  222,623  24,544,973   SH         Sole                 24,544,973
PFIZER INC                    COM              717081103  216,982  12,391,900   SH         Sole                 12,391,900
UNITED CONTL HLDG INC         COM              910047109  89       3,750        SH         Sole                 3,750
UNITEDHEALTH GROUP INC        COM              91324P102  150,058  4,155,578    SH         Sole                 4,155,578
VERISIGN INC                  COM              92343E102  92,246   2,823,584    SH         Sole                 2,823,584
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4  368,438  327,500,000  SH         Sole                 327,500,000
WELLPOINT INC                 COM              94973V107  208,637  3,669,310    SH         Sole                 3,669,310